                           PROSPECTUS SUPPLEMENT TO

                 VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                             DATED APRIL 30, 1997

Amendment to the Prospectus--"Management--Investment Adviser, Manager and Administrator"

Charles Cameron and Gregory Krenzer now serve as Co-Portfolio Managers of Worldwide Bond Fund, replacing Madis Senner. Messrs. Cameron and Krenzer are jointly responsible for managing this Fund's portfolio of investments and also serve as Co-Portfolio Managers of Van Eck Global Income Fund. Mr. Cameron is Chief Trader for the investment adviser, Van Eck Associates Corporation (the "Adviser"), and an officer of Van Eck Worldwide Insurance Trust and another mutual fund advised by the Adviser. Prior to joining Van Eck, Mr. Cameron was a trader in both the Eurobond and emerging markets for Standard Chartered Bank. Mr. Krenzer is portfolio manager of Van Eck U.S. Government Money Fund and a research analyst for the Adviser specializing in global fixed income securities.

Kevin L. Reid now serves as Co-Portfolio Manager of Worldwide Hard Assets Fund with Derek van Eck. Messrs. van Eck and Reid are jointly responsible for managing this Fund's portfolio of investments. Mr. Reid also serves as Portfolio Manager of Worldwide Real Estate Fund, Van Eck Global Real Estate Fund and as Co-Portfolio Manager of Van Eck Global Hard Assets Fund. He is an officer of the Trust and another mutual fund advised by the Adviser. Mr. Reid was previously employed by Trammell Crow Co. and Merrill Lynch and Co. and was a principal in a private contracting firm.

                 Prospectus Supplement Dated December 26, 1997

                           PROSPECTUS SUPPLEMENT TO

                    VAN ECK WORLDWIDE BOND FUND PROSPECTUS

                             DATED APRIL 30, 1997

Amendment to the Prospectus--"Management--Investment Adviser, Manager and Administrator"

Charles Cameron and Gregory Krenzer now serve as Co-Portfolio Managers of Worldwide Bond Fund, replacing Madis Senner. Messrs. Cameron and Krenzer are jointly responsible for managing this Fund's portfolio of investments and also serve as Co-Portfolio Managers of Van Eck Global Income Fund. Mr. Cameron is Chief Trader for the investment adviser, Van Eck Associates Corporation (the "Adviser"), and an officer of Van Eck Worldwide Insurance Trust and another mutual fund advised by the Adviser. Prior to joining Van Eck, Mr. Cameron was a trader in both the Eurobond and emerging markets for Standard Chartered Bank. Mr. Krenzer is portfolio manager of Van Eck U.S. Government Money Fund and a research analyst for the Adviser specializing in global fixed income securities.

                 Prospectus Supplement Dated December 26, 1997

                           PROSPECTUS SUPPLEMENT TO

                 VAN ECK WORLDWIDE HARD ASSETS FUND PROSPECTUS

                             DATED APRIL 30, 1997

Amendment to the Prospectus--"Management--Investment Adviser, Manager and Administrator"

Kevin L. Reid now serves as Co-Portfolio Manager of Worldwide Hard Assets Fund with Derek van Eck. Messrs. van Eck and Reid are jointly responsible for managing this Fund's portfolio of investments. Mr. Reid also serves as Portfolio Manager of Worldwide Real Estate Fund, Van Eck Global Real Estate Fund and as Co-Portfolio Manager of Van Eck Global Hard Assets Fund. He is an officer of the Trust and another mutual fund advised by the Adviser. Mr. Reid was previously employed by Trammell Crow Co. and Merrill Lynch and Co. and was a principal in a private contracting firm.

                 Prospectus Supplement Dated December 26, 1997